Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Schedule Of Held-To-Maturity Marketable Securities

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair market value
December 31, 2011:

Maturing within one year:
Corporate bonds	$1,644	$6	$-	$1,650

	$1,644	$6	$-	$1,650